Restructuring Charges	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Restructuring and Related Activities [Abstract]
Restructuring Charges

Note 15. Restructuring Charges

In the first quarter of fiscal year 2016, the Company restructured some of its management functions in the Fire & Emergency segment and initiated the relocation of its Corporate office from Orlando, Florida to Milwaukee, Wisconsin. The Company recognized $2.8 million of costs associated with this re-organization and office relocation, which included severance, lease termination and other associated expenses. At July 29, 2017, all of the restructuring costs were paid.

In the fourth quarter of fiscal year 2016, the Company implemented a strategic plan to relocate production of Goshen buses to its Salina, KS and Imlay City, MI facilities. Accordingly, $2.0 million of the costs associated with the relocation, including but not limited to personnel costs, severance and bonuses were recorded during the nine months ended July 29, 2017, and $0.7 million of such costs were recognized in fiscal year 2016. At July 29, 2017, a balance of $0.1 million of the restructuring costs remained unpaid.

In the third quarter of 2017, the Company restructured some of its management functions in its Commercial segment and in its Corporate office, and incurred personnel costs, including severance, vacation and other employee benefit payments of approximately $1.5 million. At July 29, 2017, a balance of $1.1 million of the restructuring costs remained unpaid.

A summary of the changes in the Company’s restructuring liability is as follows (in thousands):

	2016 Companywide	Goshen Bus	2017 Restructuring	Total
Balance at October 29, 2016	$567	$314	$—	$881
Expenses Incurred	—	1,996	1,483	3,479
Amounts Paid	(567)	(2,184)	(334)	(3,085)

Balance at July 29, 2017	$—	$126	$1,149	$1,275

Note 16. Restructuring Charges

In October 2014 the Company implemented a strategic plan to relocate the remaining of Navistar RV (since renamed Monaco RV (“MRV”)) operations in Elkhart, Indiana to its Decatur, Indiana recreation facility. Accordingly, $918 of the costs associated with the relocation, including but not limited to personnel costs, including severance and bonuses were recorded during fiscal year 2014.

In February 2014 the Company recorded a restructuring charge of $2,458 associated with exiting the non-motorized towable market. The Company eliminated approximately 143 positions in connection with this initiative. Additionally, $4,140 of inventory related restructuring costs were recorded in the cost of sales. Details of exiting the non-motorized towable market included:

•	exiting two manufacturing facilities in Indiana and Oregon;

•	disposing of manufacturing equipment;

•	disposing current inventory through discounted sales and return of raw materials to vendors at a discount; and

•	eliminating workforce associated with the exited business component.

All of the restructuring charges associated with exiting the non-motorized towable market were paid during fiscal year 2014 and no liability remained as of October 29, 2016.

In fiscal year 2015 the Company implemented a restructuring of its management functions and various product lines across the Company. Accordingly, $3,869 of the costs associated with the re-organization, including but not limited to severance, were recorded during fiscal year 2015. Additionally, $783 of inventory obsolescence reserves were recorded as a charge to the costs of sales during fiscal year 2015 for the discontinued product lines within the Recreation segment.

In the first quarter of fiscal year 2016, the Company restructured some of its management functions in the Fire & Emergency segment and initiated the relocation of its Corporate office from Orlando, Florida to Milwaukee, Wisconsin. The Company recognized $2,807 of costs associated with this re-organization and office relocation, which included severance, lease termination and other associated expenses. At October 29, 2016, $567 of the restructuring costs remain unpaid and are included in other current liabilities in the Company’s consolidated balance sheet.

In the fourth quarter of fiscal year 2016, the Company implemented a strategic plan to relocate production of Goshen buses to its Salina, KS and Imlay City, MI facilities. Accordingly, $714 of the costs associated with the relocation, including but not limited to personnel costs, including severance and bonuses were recorded during fiscal year 2016. At October 29, 2016, $314 of the restructuring costs remain unpaid and are included in other current liabilities in the Company’s consolidated balance sheet.

	MRV - Elkhart, IN	2015 - Companywide	2016 - Companywide	Goshen Bus	Total
Balance at October 31, 2014	$577	$—	$—	$—	577
Expenses Incurred	—	3,869	—	—	3,869
Amounts Paid	(577)	(2,093)	—	—	(2,670)

Balance at October 31, 2015	$—	$1,776	$—	$—	$1,776

Expenses Incurred	—	—	2,807	714	3,521
Amounts Paid	—	(1,776)	(2,240)	(400)	(4,416)

Balance at October 29, 2016	$—	$—	$567	$314	$881